Advisors Preferred Trust

1445 Research Boulevard, Suite 530

Rockville, MD  20850

January 23, 2013

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Advisors Preferred Trust, Files Nos. 333-184169; 811-22756

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the Advisors Preferred Trust, on behalf of the On Track Core Fund (the "Fund"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of Advisors Preferred Trust (the "Trust"), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust's registration statement on Form N-1A (the "Amendment").  The text of the Amendment was filed electronically with the Securities and Exchange Commission on January 18, 2013.

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or Parker Bridgeport of Thompson Hine LLP at (614) 469-3238.

Sincerely,

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President

726871.1